OTHER INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Mavrix [Member]	Dec. 31, 2012 Grand Choice [Member]	Sep. 30, 2012 Grand Choice [Member]	Dec. 31, 2010 Grand Choice [Member]
Schedule of Equity Method Investments [Line Items]
Unlisted securities at cost	$ 22,859	$ 21,344
Less: other-than-temporary impairment losses recognized (note 17)	(6,554)	(4,010)
Other investments	16,305	17,334
Gain on disposal of an other investment		195	137	195
Ownership percentage					19.00%	12.00%	20.00%
Capital investment					$ 1,500